Financing Arrangements (Fair Value of Debt) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	$ 486.7	$ 475.0	$ 468.1
Level 1 | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	250.0	250.0	250.0
Level 1 | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 258.0	$ 257.5	$ 263.4